Principal Accounting Policies - Accounts Receivable net, Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Principal Accounting Policies
Balance at the beginning of year	¥ 66,251	$ 9,474	¥ 72,606	¥ 80,547
Allowance for expected credit losses	1,262	180	1,484	350
Reversal	(4,826)	(690)	(3,806)	(5,539)
Write-offs	(42)	(6)	0	(2,752)
The effect of disposals of subsidiaries			(4,033)
Balance at the end of year	62,645	$ 8,958	66,251	72,606
Allowance for doubtful accounts recognized	3,564		2,322	5,189
Impairment losses on equity-method investments	¥ 13,595		¥ 17,553	¥ 22,240